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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

Form 13F File Number: 028-10653
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Lazaro
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777 x250
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Elizabeth Lazaro, Chief Compliance Officer,  Montreal, Quebec, Canada,  February 4, 2013
-----------------------------------------------  -------------------------  ----------------
                  [Signature]                          [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 60
                                        --------------------

Form 13F Information Table Value Total: $ 2,860,070
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      - 2 -
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
       ITEM 1             ITEM 2     ITEM 3     ITEM 4             ITEM 5            ITEM 6   ITEM 7            ITEM 8
---------------------- ----------- --------- ----------- ------------------------- ---------- ------ -----------------------------
                                             FAIR MARKET   SH/PRN  SH/PRN PUT/CALL INVESTMENT              VOTING AUTHORITY
       ISSUER             CLASS       CUSIP     VALUE      AMOUNT                  DISCRETION  MGRS            (SHARES)
                                                (000s)                                TYPE           (A)SOLE  (B)SHARED    (C)NONE
----------------------------------------------------------------------------------------------------------------------------------
3SBIO INC              SP ADR      88575Y105       12539   919267  SH              SOLE               860747          0      58520
ACCURAY INC            COMMON        4397105        7031  1093533  SH              SOLE               232922          0     860611
AFFYMAX INC            COMMON      00826A109       21552  1134906  SH              SOLE              1067606          0      67300
AKORN INC              COMMON        9728106       10417   779682  SH              SOLE               745082          0      34600
ALEXION PHARM INC      COMMON       15351109       44537   475108  SH              SOLE               440200          0      34908
ALIGN TECH INC         COMMON       16255101       65515  2360917  SH              SOLE               123405          0    2237512
AMARIN CORP PLC        SP ADR NEW   23111206       20203  2497323  SH              SOLE               699641          0    1797682
AMGEN INC              COMMON       31162100       44076   511319  SH              SOLE               472168          0      39151
ARIAD PHARMACEUTICAL   COMMON      04033A100       76725  4000258  SH              SOLE              2085306          0    1914952
AVEO PHARMACUTICALS    COMMON       53588109       13783  1712210  SH              SOLE              1587510          0     124700
BIOGEN IDEC INC        COMMON      09062X103      139663   954181  SH              SOLE               471741          0     482440
BIOMARIN PHARMAC INC   COMMON      09061G101      103500  2103664  SH              SOLE               855900          0    1247764
CELGENE CORP           COMMON      151020104       65729   837636  SH              SOLE               776500          0      61136
CHINA CORD BLOOD       COMMON      G21107100         204    78185  SH              SOLE                    0          0      78185
COVIDIEN PLC           SHARES      G2554F113       26547   459774  SH              SOLE                98720          0     361054
DEXCOM INC             COMMON      252131107       22028  1620877  SH              SOLE               115832          0    1505045
DR REDDYS LABS LTD     ADR         256135203       15073   452790  SH              SOLE               425904          0      26886
EDWARDS LIFESCIENCE    COMMON      28176E108      125440  1391152  SH              SOLE                54334          0    1336818
ELAN PLC               ADR         284131208       15863  1553653  SH              SOLE              1077368          0     476285
ELI LILLY & CO         COMMON      532457108       66681  1352002  SH              SOLE               119707          0    1232295
GILEAD SCIENCES INC    COMMON      375558103      123420  1680331  SH              SOLE              1251836          0     428495
GIVEN IMAGING          ORD SHS     M52020100       20653  1182214  SH              SOLE                85118          0    1097096
HALOZYME THERAPEUTIC   COMMON      40637H109        5818   867062  SH              SOLE               865562          0       1500
HEARTWARE INTL INC     COMMON      422368100       49800   593215  SH              SOLE                28829          0     564386
HOLOGIC INC            COMMON      436440101       55505  2773842  SH              SOLE               130493          0    2643349
HOSPIRA INC            COMMON      441060100         235     7520  SH              SOLE                    0          0       7520
ILLUMINA INC           COMMON      452327109      105026  1889289  SH              SOLE               792389          0    1096900
IMMUNOGEN INC          COMMON      45253H101       37008  2902585  SH              SOLE              1600461          0    1302124
INCYTE CORPORATION     COMMON      45337C102      130598  7862619  SH              SOLE              3528982          0    4333637
INTERMUNE INC          COMMON      45884X103       52432  5410922  SH              SOLE              2258621          0    3152301
IRONWOOD PHARMACEUCL   COM CL A    46333X108       32205  2906590  SH              SOLE              1560226          0    1346364
LIFE TECHNOLOGIES      COMMON      53217V109       95923  1956408  SH              SOLE               620405          0    1336003
LUMINEX CORP DEL       COMMON      55027E102        9975   593805  SH              SOLE                    0          0     593805
MEDIVATION INC         COMMON      58501N101       36861   720510  SH              SOLE               667010          0      53500
MERCK & CO INC         COMMON      58933Y105       57676  1408789  SH              SOLE               297111          0    1111678
MOMENTA PHARMACEUTIC   COMMON      60877T100       10613   900196  SH              SOLE               859596          0      40600
MYLAN INC              COMMON      628530107      147504  5373559  SH              SOLE              1069653          0    4303906
NOVARTIS AG            SP ADR      66987V109         532     8400  SH              SOLE                 8400          0          0
NOVO-NORDISK AS        ADR         670100205        2460    15071  SH              SOLE                 7903          0       7168
NPS PHARMACEUTICALS    COMMON      62936P103       16184  1778428  SH              SOLE              1669328          0     109100
NXSTAGE MEDICAL        COMMON      67072V103       31264  2779008  SH              SOLE               151927          0    2627081
ONYX PHARMACEUTICALS   COMMON      683399109      145409  1925184  SH              SOLE               774923          0    1150261
OPTIMER PHARMA         COMMON      68401H104        5409   597727  SH              SOLE               553527          0      44200
ORASURE TECHNOLOGIES   COMMON      68554V108        8617  1200200  SH              SOLE              1123500          0      76700
PERRIGO CO             COMMON      714290103       73121   702885  SH              SOLE               217559          0     485326
PHARMACYCLICS INC      COMMON      716933106       21413   370600  SH              SOLE               344200          0      26400
REGENERON PHARMCTCLS   COMMON      75886F107       59030   345066  SH              SOLE               145100          0     199966
SAGENT PHARMACEUTI     COMMON      786692103       12849   798562  SH              SOLE               762062          0      36500
SEATTLE GENETICS INC   COMMON      812578102       10101   435969  SH              SOLE               404069          0      31900
SEQUENOM INC           COM NEW     817337405       43407  9215967  SH              SOLE              3515618          0    5700349
SHIRE PLC              SP ADR      82481R106       25239   273803  SH              SOLE               261556          0      12247
ST JUDE MEDICAL INC    COMMON      790849103        4923   136208  SH              SOLE                34045          0     102163
TEVA PHARMACEUTICAL    ADR         881624209       17701   474049  SH              SOLE               447447          0      26602
THERAVANCE INC         COMMON      88338T104       62183  2796018  SH              SOLE              1300888          0    1495130
THORATEC LABS CORP     COMMON      885175307       17648   470353  SH              SOLE                  235          0     470118
UNITED THERAPEUTICS    COMMON      91307C102       78763  1474415  SH              SOLE               600530          0     873885
VALEANT PHARMA INTL    COMMON      91911K102       43792   732726  SH              SOLE               409553          0     323173
VARIAN MED SYS INC     COMMON      92220P105       78891  1123158  SH              SOLE                45342          0    1077816
VERTEX PHARMACEUTICL   COMMON      92532F100      142341  3397168  SH              SOLE              1102468          0    2294700
WATSON PHARMACEUTCLS   COMMON      942683103       90435  1051566  SH              SOLE               296705          0     754861